Distribution Date: Determination Date:	08/27/2007 08/15/2007	WaMu Asset-Backed Certificates Series 2007-HE2 Trust

CONTACT INFORMATION

Depositor	WaMu Asset Acceptance Corp.
1301 Second Avenue
Seattle, WA 98101

Seller / Servicer	Washington Mutual Bank
1301 Second Avenue
Seattle, WA 98101

Trustee	Citibank, N.A.
388 Greenwich Street, 14th Floor
New York, NY 10013

CONTENTS

Distribution Summary	2

Distribution Summary (Factors)	3

Interest Distribution	4

Principal Distribution	5

Reconciliation Detail	6

Collateral Summary	7

Delinquency Information	10

Standard Prepayment and Default Information	14

Credit Enhancement	15

Distribution Waterfall Detail	16

Other Information	19

Deal Contact:	Valerie Delgado	Citibank, N.A.
	valerie.delgado@citi.com	Agency and Trust
	Tel: (949) 250-6464	388 Greenwich Street, 14th Floor
	Fax: (949) 250-6450	New York, NY 10013

Reports Available at www.sf.citidirect.com	Page 1 of 22	© Copyright 2007 Citigroup

Distribution Date: Determination Date:	08/27/2007 08/15/2007	WaMu Asset-Backed Certificates Series 2007-HE2 Trust

Distribution Summary
DISTRIBUTION IN DOLLARS

Class	Original Balance	Prior Principal Balance	Pass- Through Rate	Accrual Day Count	Accrual Dates	Interest Distributed	Principal Distributed	Total Distributed	Deferred Interest	Realized Loss	Current Principal Balance
(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)	(9)=(7+8)	(10)	(11)	(12)=(3-8+10-11)
IA	491,550,000.00	477,308,789.22	5.580000%	33 / 360	07/25 - 08/26	2,441,434.46	8,653,587.14	11,095,021.60	0.00	0.00	468,655,202.08
IIA1	357,425,000.00	325,388,869.38	5.430000%	33 / 360	07/25 - 08/26	1,619,623.10	13,683,123.78	15,302,746.88	0.00	0.00	311,705,745.60
IIA2	125,322,000.00	125,322,000.00	5.510000%	33 / 360	07/25 - 08/26	632,980.54	0.00	632,980.54	0.00	0.00	125,322,000.00
IIA3	199,414,000.00	199,414,000.00	5.570000%	33 / 360	07/25 - 08/26	1,018,174.65	0.00	1,018,174.65	0.00	0.00	199,414,000.00
IIA4	117,955,000.00	117,955,000.00	5.680000%	33 / 360	07/25 - 08/26	614,152.37	0.00	614,152.37	0.00	0.00	117,955,000.00
M1	50,997,000.00	50,997,000.00	5.790000%	33 / 360	07/25 - 08/26	270,666.58	0.00	270,666.58	0.00	0.00	50,997,000.00
M2	44,623,000.00	44,623,000.00	5.870000%	33 / 360	07/25 - 08/26	240,108.93	0.00	240,108.93	0.00	0.00	44,623,000.00
M3	27,092,000.00	27,092,000.00	6.070000%	33 / 360	07/25 - 08/26	150,744.40	0.00	150,744.40	0.00	0.00	27,092,000.00
M4	23,905,000.00	23,905,000.00	6.670000%	33 / 360	07/25 - 08/26	146,159.15	0.00	146,159.15	0.00	0.00	23,905,000.00
M5	23,108,000.00	23,108,000.00	6.817228%	33 / 360	07/25 - 08/26	148,699.98	0.00	148,699.98	0.00	0.00	23,108,000.00
M6	21,514,000.00	21,514,000.00	6.817228%	33 / 360	07/25 - 08/26	149,289.23	0.00	149,289.23	0.00	0.00	21,514,000.00
M7	20,718,000.00	20,718,000.00	6.817228%	33 / 360	07/25 - 08/26	143,765.65	0.00	143,765.65	0.00	0.00	20,718,000.00
M8	12,749,000.00	12,749,000.00	6.817228%	33 / 360	07/25 - 08/26	88,467.44	0.00	88,467.44	0.00	0.00	12,749,000.00
M9	17,531,000.00	17,531,000.00	6.817228%	33 / 360	07/25 - 08/26	121,650.53	0.00	121,650.53	0.00	0.00	17,531,000.00
C	59,762,058.04	59,762,443.43	49.342116%	30 / 360	07/01 - 07/31	2,457,337.85	0.00	2,457,337.85	0.00	0.00	59,762,443.43
P	100.00	100.00	0.000000%	30 / 360		243,737.06	0.00	243,737.06	0.00	0.00	100.00
R	0.00	0.00	0.000000%	-		0.00	0.00	0.00	0.00	0.00	0.00
RCX	0.00	0.00	0.000000%	-		0.00	0.00	0.00	0.00	0.00	0.00
RPX	0.00	0.00	0.000000%	-		0.00	0.00	0.00	0.00	0.00	0.00
Totals	1,593,665,158.04	1,547,388,202.03				10,486,991.92	22,336,710.92	32,823,702.84	0.00	0.00	1,525,051,491.11

Reports Available at www.sf.citidirect.com	Page 2 of 22	© Copyright 2007 Citigroup

Distribution Date: Determination Date:	08/27/2007 08/15/2007	WaMu Asset-Backed Certificates Series 2007-HE2 Trust

Distribution Summary (Factors)
PER $1,000 OF ORIGINAL BALANCE

Class	CUSIP	Record Date	Prior Principal Balance	Interest Distributed	Principal Distributed	Total Distributed	Deferred Interest	Realized Loss	Current Principal Balance
			(3/2 x 1000)	(7/2 x 1000)	(8/2 x 1000)	(9/2 x 1000)	(10/2 x 1000)	(11/2 x 1000)	(12/2 x 1000)
IA	92926SAA4	08/24/2007	971.027951	4.966808	17.604694	22.571502	0.000000	0.000000	953.423257
IIA1	92926SAB2	08/24/2007	910.369642	4.531365	38.282503	42.813868	0.000000	0.000000	872.087139
IIA2	92926SAC0	08/24/2007	1,000.000000	5.050833	0.000000	5.050833	0.000000	0.000000	1,000.000000
IIA3	92926SAD8	08/24/2007	1,000.000000	5.105833	0.000000	5.105833	0.000000	0.000000	1,000.000000
IIA4	92926SAE6	08/24/2007	1,000.000000	5.206667	0.000000	5.206667	0.000000	0.000000	1,000.000000
M1	92926SAF3	08/24/2007	1,000.000000	5.307500	0.000000	5.307500	0.000000	0.000000	1,000.000000
M2	92926SAG1	08/24/2007	1,000.000000	5.380833	0.000000	5.380833	0.000000	0.000000	1,000.000000
M3	92926SAH9	08/24/2007	1,000.000000	5.564167	0.000000	5.564167	0.000000	0.000000	1,000.000000
M4	92926SAJ5	08/24/2007	1,000.000000	6.114166	0.000000	6.114166	0.000000	0.000000	1,000.000000
M5	92926SAK2	08/24/2007	1,000.000000	6.435000	0.000000	6.435000	0.000000	0.000000	1,000.000000
M6	92926SAL0	08/24/2007	1,000.000000	6.939167	0.000000	6.939167	0.000000	0.000000	1,000.000000
M7	92926SAM8	08/24/2007	1,000.000000	6.939166	0.000000	6.939166	0.000000	0.000000	1,000.000000
M8	92926SAN6	08/24/2007	1,000.000000	6.939167	0.000000	6.939167	0.000000	0.000000	1,000.000000
M9	92926SAP1	08/24/2007	1,000.000000	6.939167	0.000000	6.939167	0.000000	0.000000	1,000.000000
C	92926SAQ9	07/31/2007	1,000.006449	41.118695	0.000000	41.118695	0.000000	0.000000	1,000.006449
P	92926SAR7	07/31/2007	1,000.000000	2,437,370.600000	0.000000	2,437,370.600000	0.000000	0.000000	1,000.000000

Reports Available at www.sf.citidirect.com	Page 3 of 22	© Copyright 2007 Citigroup

Distribution Date: Determination Date:	08/27/2007 08/15/2007	WaMu Asset-Backed Certificates Series 2007-HE2 Trust

Interest Distribution Detail
DISTRIBUTION IN DOLLARS

Class	Prior Principal Balance	Pass- Through Rate	Next Pass- Through Rate	Interest Accrual Day Cnt Fraction	Optimal Accrued Interest	Prior Unpaid Interest	Interest on Prior Unpaid Interest	Non-Recov. Interest Shortfall	Interest Due	Deferred Interest	Interest Distributed	Current Unpaid Interest
(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)	(9)	(10)=(6)+(7)+(8)-(9)	(11)	(12)	(13)=(10)-(11)-(12)
IA	477,308,789.22	5.58000%	5.76500%	33 / 360	2,441,434.46	0.00	0.00	0.00	2,441,434.46	0.00	2,441,434.46	0.00
IIA1	325,388,869.38	5.43000%	5.61500%	33 / 360	1,619,623.10	0.00	0.00	0.00	1,619,623.10	0.00	1,619,623.10	0.00
IIA2	125,322,000.00	5.51000%	5.69500%	33 / 360	632,980.54	0.00	0.00	0.00	632,980.54	0.00	632,980.54	0.00
IIA3	199,414,000.00	5.57000%	5.75500%	33 / 360	1,018,174.65	0.00	0.00	0.00	1,018,174.65	0.00	1,018,174.65	0.00
IIA4	117,955,000.00	5.68000%	5.86500%	33 / 360	614,152.37	0.00	0.00	0.00	614,152.37	0.00	614,152.37	0.00
M1	50,997,000.00	5.79000%	5.97500%	33 / 360	270,666.58	0.00	0.00	0.00	270,666.58	0.00	270,666.58	0.00
M2	44,623,000.00	5.87000%	6.05500%	33 / 360	240,108.93	0.00	0.00	0.00	240,108.93	0.00	240,108.93	0.00
M3	27,092,000.00	6.07000%	6.25500%	33 / 360	150,744.40	0.00	0.00	0.00	150,744.40	0.00	150,744.40	0.00
M4	23,905,000.00	6.67000%	6.81723%	33 / 360	146,159.15	0.00	0.00	0.00	146,159.15	0.00	146,159.15	0.00
M5	23,108,000.00	6.81723%	6.81723%	33 / 360	148,699.98	0.00	0.00	0.00	148,699.98	0.00	148,699.98	0.00
M6	21,514,000.00	6.81723%	6.81723%	33 / 360	149,289.23	0.00	0.00	0.00	149,289.23	0.00	149,289.23	0.00
M7	20,718,000.00	6.81723%	6.81723%	33 / 360	143,765.65	0.00	0.00	0.00	143,765.65	0.00	143,765.65	0.00
M8	12,749,000.00	6.81723%	6.81723%	33 / 360	88,467.44	0.00	0.00	0.00	88,467.44	0.00	88,467.44	0.00
M9	17,531,000.00	6.81723%	6.81723%	33 / 360	121,650.53	0.00	0.00	0.00	121,650.53	0.00	121,650.53	0.00
C	59,762,443.43	49.34212%	0.00000%	30 / 360	2,457,337.85	0.00	0.00	0.00	2,457,337.85	0.00	2,457,337.85	0.00
P	100.00	0.00000%	0.00000%	30 / 360	243,737.06	0.00	0.00	0.00	243,737.06	0.00	243,737.06	0.00
R	0.00	0.00000%	0.00000%	-	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
RCX	0.00	0.00000%	0.00000%	-	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
RPX	0.00	0.00000%	0.00000%	-	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals	1,547,388,202.03				10,486,991.92	0.00	0.00	0.00	10,486,991.92	0.00	10,486,991.92	0.00

Reports Available at www.sf.citidirect.com	Page 4 of 22	© Copyright 2007 Citigroup

Distribution Date: Determination Date:	08/27/2007 08/15/2007	WaMu Asset-Backed Certificates Series 2007-HE2 Trust

Principal Distribution Detail
DISTRIBUTION IN DOLLARS

Class	Original Balance	Prior Principal Balance	Scheduled Principal Distribution	Unscheduled Principal Distribution	Accreted Principal	Current Realized Losses	Current Principal Recoveries	Current Principal Balance	Cumulative Realized Losses	Original Class (%)	Current Class (%)	Original Credit Support	Current Credit Support
(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)	(9)=(3)-(4)-(5)+(6)-(7)+(8)	(10)	(11)	(12)	(13)	(14)
IA	491,550,000.00	477,308,789.22	301,264.77	8,352,322.37	0.00	0.00	0.00	468,655,202.08	0.00	30.84%	30.73%	18.95%	19.80%
IIA1	357,425,000.00	325,388,869.38	381,095.59	13,302,028.19	0.00	0.00	0.00	311,705,745.60	0.00	22.43%	20.44%	18.95%	19.80%
IIA2	125,322,000.00	125,322,000.00	0.00	0.00	0.00	0.00	0.00	125,322,000.00	0.00	7.86%	8.22%	18.95%	19.80%
IIA3	199,414,000.00	199,414,000.00	0.00	0.00	0.00	0.00	0.00	199,414,000.00	0.00	12.51%	13.08%	18.95%	19.80%
IIA4	117,955,000.00	117,955,000.00	0.00	0.00	0.00	0.00	0.00	117,955,000.00	0.00	7.40%	7.73%	18.95%	19.80%
M1	50,997,000.00	50,997,000.00	0.00	0.00	0.00	0.00	0.00	50,997,000.00	0.00	3.20%	3.34%	15.75%	16.46%
M2	44,623,000.00	44,623,000.00	0.00	0.00	0.00	0.00	0.00	44,623,000.00	0.00	2.80%	2.93%	12.95%	13.53%
M3	27,092,000.00	27,092,000.00	0.00	0.00	0.00	0.00	0.00	27,092,000.00	0.00	1.70%	1.78%	11.25%	11.76%
M4	23,905,000.00	23,905,000.00	0.00	0.00	0.00	0.00	0.00	23,905,000.00	0.00	1.50%	1.57%	9.75%	10.19%
M5	23,108,000.00	23,108,000.00	0.00	0.00	0.00	0.00	0.00	23,108,000.00	0.00	1.45%	1.52%	8.30%	8.67%
M6	21,514,000.00	21,514,000.00	0.00	0.00	0.00	0.00	0.00	21,514,000.00	0.00	1.35%	1.41%	6.95%	7.26%
M7	20,718,000.00	20,718,000.00	0.00	0.00	0.00	0.00	0.00	20,718,000.00	0.00	1.30%	1.36%	5.65%	5.90%
M8	12,749,000.00	12,749,000.00	0.00	0.00	0.00	0.00	0.00	12,749,000.00	0.00	0.80%	0.84%	4.85%	5.07%
M9	17,531,000.00	17,531,000.00	0.00	0.00	0.00	0.00	0.00	17,531,000.00	0.00	1.10%	1.15%	3.75%	3.92%
C	59,762,058.04	59,762,443.43	0.00	0.00	0.00	0.00	0.00	59,762,443.43	0.00	3.75%	3.92%	0.00%	0.00%
Totals	1,593,665,058.04	1,547,388,102.03	682,360.36	21,654,350.56	0.00	0.00	0.00	1,525,051,391.11	0.00	100%	100%

Reports Available at www.sf.citidirect.com	Page 5 of 22	© Copyright 2007 Citigroup

Distribution Date: Determination Date:	08/27/2007 08/15/2007	WaMu Asset-Backed Certificates Series 2007-HE2 Trust

Reconciliation Detail

SOURCE OF FUNDS
Interest Funds Available
Scheduled Interest	10,471,942.63
Uncompensated PPIS	0.00
Relief Act Interest Shortfall	0.00
Interest Adjustments	0.00
Total Interest Funds Available:		10,471,942.63
Principal Funds Available
Scheduled Principal	682,360.36
Curtailments	72,430.63
Prepayments in Full	20,763,902.70
Net Liquidation Proceeds	0.00
Repurchased Principal	818,017.23
Substitution Principal	0.00
Other Principal	0.00
Total Principal Funds Available:		22,336,710.92
Other Funds Available
Swap Contract Amount	574,019.42
Prepayment Penalties	243,737.06
Other Charges	0.00
Interest Coverage Account	0.00
Total Other Funds Available:		817,756.48
Total Funds Available		33,626,410.03

ALLOCATION OF FUNDS
Scheduled Fees
PMI Fee	157,779.98
Servicing Fee	644,745.31
Tax Premium	181.90
Total Scheduled Fees:		802,707.19
Additional Fees, Expenses, etc.
Extraordinary Trust Fund Expenses	0.00
Other Expenses	0.00
Payment to the Swap Counterparty	0.00
Total Additional Fees, Expenses, etc.:		0.00
Distribution to Certificateholders
Interest Distribution	10,486,991.92
Principal Distribution	22,336,710.92
Total Distribution to Certificateholders:		32,823,702.84
Total Funds Allocated		33,626,410.03

Reports Available at www.sf.citidirect.com	Page 6 of 22	© Copyright 2007 Citigroup

Distribution Date: Determination Date:	08/27/2007 08/15/2007	WaMu Asset-Backed Certificates Series 2007-HE2 Trust

Collateral Summary - Group 1

ASSET CHARACTERISTICS

	Cut-Off	Prior	Current

Aggregate Stated Principal Balance	606,470,447.62	592,229,363.69	583,575,776.55

Loan Count	3,170	3,104	3,066

Weighted Average Coupon Rate (WAC)	8.028203%	8.026106%	N/A

Net Weighted Average Coupon Rate (Net WAC)	7.528203%	7.349398%	N/A

Weighted Average Remaining Term (WART in months)	362	359	358

AVAILABLE PRINCIPAL

Scheduled Principal	301,264.77
Curtailments	28,249.72
Principal Prepayments	8,105,111.01
Net Liquidation Proceeds	0.00
Repurchased Principal	218,961.64
Subsequent Recoveries	0.00
TOTAL AVAILABLE PRINCIPAL	8,653,587.14

Current Realized Losses	0.00
Current Bankruptcy Losses	0.00
Cumulative Realized Losses	0.00

AVAILABLE INTEREST

Scheduled Interest		3,961,079.75

Less:	Servicing Fee	246,762.25
	PMI Fee	76,822.19
	Tax Premium	103.90
	Uncompensated PPIS	0.00
	Relief Act Interest Shortfall	0.00
	Non-Recoverable Advance	0.00
	Net Interest Adjustment	0.00
TOTAL AVAILABLE INTEREST		3,637,391.41

Reports Available at www.sf.citidirect.com	Page 7 of 22	© Copyright 2007 Citigroup

Distribution Date: Determination Date:	08/27/2007 08/15/2007	WaMu Asset-Backed Certificates Series 2007-HE2 Trust

Collateral Summary - Group 2

ASSET CHARACTERISTICS

	Cut-Off	Prior	Current

Aggregate Stated Principal Balance	987,194,710.42	955,158,838.34	941,475,714.56

Loan Count	3,598	3,500	3,465

Weighted Average Coupon Rate (WAC)	8.212286%	8.179828%	N/A

Net Weighted Average Coupon Rate (Net WAC)	7.712286%	7.568322%	N/A

Weighted Average Remaining Term (WART in months)	361	359	357

AVAILABLE PRINCIPAL

Scheduled Principal	381,095.59
Curtailments	44,180.91
Principal Prepayments	12,658,791.69
Net Liquidation Proceeds	0.00
Repurchased Principal	599,055.59
Subsequent Recoveries	0.00
TOTAL AVAILABLE PRINCIPAL	13,683,123.78

Current Realized Losses	0.00
Current Bankruptcy Losses	0.00
Cumulative Realized Losses	0.00

AVAILABLE INTEREST

Scheduled Interest		6,510,862.88

Less:	Servicing Fee	397,983.06
	PMI Fee	80,957.79
	Tax Premium	78.00
	Uncompensated PPIS	0.00
	Relief Act Interest Shortfall	0.00
	Non-Recoverable Advance	0.00
	Net Interest Adjustment	0.00
TOTAL AVAILABLE INTEREST		6,031,844.03

Reports Available at www.sf.citidirect.com	Page 8 of 22	© Copyright 2007 Citigroup

Distribution Date: Determination Date:	08/27/2007 08/15/2007	WaMu Asset-Backed Certificates Series 2007-HE2 Trust

Collateral Summary - Total

ASSET CHARACTERISTICS

	Cut-Off	Prior	Current

Aggregate Stated Principal Balance	1,593,665,158.04	1,547,388,202.03	1,525,051,491.11

Loan Count	6,768	6,604	6,531

Weighted Average Coupon Rate (WAC)	8.142233%	8.120994%	N/A

Net Weighted Average Coupon Rate (WAC)	7.642233%	7.620994%	N/A

Weighted Average Remaining Term (WART in months)	361	359	358

AVAILABLE PRINCIPAL

Scheduled Principal	682,360.36
Curtailments	72,430.63
Principal Prepayments	20,763,902.70
Net Liquidation Proceeds	0.00
Repurchased Principal	818,017.23
Subsequent Recoveries	0.00
TOTAL AVAILABLE PRINCIPAL	22,336,710.92

Current Realized Losses	0.00
Current Bankruptcy Losses	0.00
Cumulative Realized Losses	0.00

AVAILABLE INTEREST

Scheduled Interest		10,471,942.63

Less:	Servicing Fee	644,745.31
	PMI Fee	157,779.98
	Tax Premium	181.90
	Uncompensated PPIS	0.00
	Relief Act Interest Shortfall	0.00
	Non-Recoverable Advance	0.00
	Net Interest Adjustment	0.00
TOTAL AVAILABLE INTEREST		9,669,235.44

Reports Available at www.sf.citidirect.com	Page 9 of 22	© Copyright 2007 Citigroup

Distribution Date: Determination Date:	08/27/2007 08/15/2007	WaMu Asset-Backed Certificates Series 2007-HE2 Trust

Delinquency Information

GROUP 1
DELINQUENT			BANKRUPTCY			FORECLOSURE			REO			TOTAL
Days	Balance	Count	Days	Balance	Count	Days	Balance	Count	Days	Balance	Count	Days	Balance	Count
			< 30	543,374.69	5	< 30	0.00	0	< 30	0.00	0	< 30	543,374.69	5
				0.093111%	0.2%		0.000000%	0.0%		0.0000%	0.0%		0.093111%	0.2%
30-59	17,318,812.84	91	30-59	437,049.05	2	30-59	0.00	0	30-59	0.00	0	30-59	17,755,861.89	93
	2.967706%	3.0%		0.074892%	0.1%		0.000000%	0.0%		0.000000%	0.0%		3.042597%	3.0%
60-89	8,489,901.59	39	60-89	0.00	0	60-89	0.00	0	60-89	0.00	0	60-89	8,489,901.59	39
	1.454807%	1.3%		0.000000%	0.0%		0.000000%	0.0%		0.000000%	0.0%		1.454807%	1.3%
90-119	4,750,555.32	25	90-119	0.00	0	90-119	0.00	0	90-119	0.00	0	90-119	4,750,555.32	25
	0.857010%	0.8%		0.0000	0.0%		0.000000%	0.0%		0.000000%	0.0%		0.814043%	0.8%
120-149	250,746.13	1	120-149	0.00	0	120-149	0.00	0	120-149	0.00	0	120-149	250,746.13	1
	0.042967%	0.0%		0.000000%	0.0%		0.000000%	0.0%		0.000000%	0.0%		0.042967%	0.0%
150-179	0.00	0	150-179	0	0	150-179	0	0	150-179	0.00	0	150-179	0.00	0
	0.000000%	0.0%		0.000000%	0.0%		0.000000%	0.0%		0.000000%	0.0%		0.042967%	0.0%
180+	0.00	0	180+	0.00	0	180+	0.00	0	180+	0.00	0	180+	0.00	0
	0.000000%	0.0%		0.000000%	0.0%		0.000000%	0.0%		0.000000%	0.0%		0.000000%	0.0%
Total	30,810,015.88	156	Total	980,423.74	7	Total	0.00	0	Total	0.00	0	Total	31,790,439.62	163
	5.279523%	5.1%		0.168003%	0.2%		0.000000%	0.0%		0.000000%	0.0%		5.447526%	5.3%

Principal and Interest Advances							3,901,202.51

Reports Available at www.sf.citidirect.com	Page 10 of 22	© Copyright 2007 Citigroup

Distribution Date: Determination Date:	08/27/2007 08/15/2007	WaMu Asset-Backed Certificates Series 2007-HE2 Trust

Delinquency Information

GROUP2
DELINQUENT			BANKRUPTCY			FORECLOSURE			REO			TOTAL
Days	Balance	Count	Days	Balance	Count	Days	Balance	Count	Days	Balance	Count	Days	Balance	Count
			<30	0.00	0	<30	0.00	0	<30	0.00	0	<30	0.00	0
				0.000000%	0.0%		0.000000%	0.0%		0.0000%	0.0%		0.000000%	0.0%
30-59	45,565,227.89	179	30-59	0.00	0	30-59	0.00	0	30-59	0.00	0	30-59	45,565,227.89	179
	4.839767%	5.2%		0.000000%	0.0%		0.000000%	0.0%		0.000000%	0.0%		4.839767%	5.2%
60-89	33,074,114.90	124	60-89	0.00	0	60-89	0.00	0	60-89	0.00	0	60-89	33,074,114.90	124
	3.513008%	3.6%		0.000000%	0.0%		0.000000%	0.0%		0.000000%	0.0%		3.513008%	3.6%
90-119	40,349,106.32	122	90-119	459,566.49	5	90-119	0.00	0	90-119	0.00	0	90-119	40,808,672.81	127
	4.345072%	3.5%		0.0488	0.1%		0.000000%	0.0%		0.000000%	0.0%		4.334543%	3.7%
120-149	558,688.35	1	120-149	0.00	0	120-149	0.00	0	120-149	0.00	0	120-149	558,688.35	1
	0.059342%	0.0%		0.048813%	0.0%		0.000000%	0.0%		0.000000%	0.0%		0.059342%	0.0%
150-179	0.00	0	150-179	0	0	150-179	0	0	150-179	0.00	0	150-179	0.00	0
	0.000000%	0.0%		0.000000%	0.0%		0.000000%	0.0%		0.000000%	0.0%		0.059342%	0.0%
180+	0.00	0	180+	0.00	0	180+	0.00	0	180+	0.00	0	180+	0.00	0
	0.000000%	0.0%		0.000000%	0.0%		0.000000%	0.0%		0.000000%	0.0%		0.000000%	0.0%
Total	119,547,137.46	426	Total	459,566.49	5	Total	0.00	0	Total	0.00	0	Total	120,006,703.95	431
	12.697846%	12.3%		0.048813%	0.1%		0.000000%	0.0%		0.000000%	0.0%		12.746660%	12.4%

PrincipalandInterestAdvances							6,404,286.88

Reports Available at www.sf.citidirect.com	Page 11 of 22	© Copyright 2007 Citigroup

Distribution Date: Determination Date:	08/27/2007 08/15/2007	WaMu Asset-Backed Certificates Series 2007-HE2 Trust

Delinquency Information

GROUPTOTALS
DELINQUENT			BANKRUPTCY			FORECLOSURE			REO			TOTAL
Days	Balance	Count	Days	Balance	Count	Days	Balance	Count	Days	Balance	Count	Days	Balance	Count
			<30	543,374.69	5	<30	0.00	0	<30	0.00	0	<30	543,374.69	5
				0.035630%	0.1%		0.000000%	0.0%		0.000000%	0.0%		0.035630%	0.1%
30-59	62,884,040.73	270	30-59	437,049.05	2	30-59	0.00	0	30-59	0.00	0	30-59	63,321,089.78	272
	4.123404%	4.1%		0.028658%	0.0%		0.000000%	0.0%		0.000000%	0.0%		4.152062%	4.2%
60-89	41,564,016.49	163	60-89	0.00	0	60-89	0.00	0	60-89	0.00	0	60-89	41,564,016.49	163
	2.725417%	2.5%		0.000000%	0.0%		0.000000%	0.0%		0.000000%	0.0%		2.725417%	2.5%
90-119	45,099,661.64	147	90-119	459,566.49	5	90-119	0.00	0	90-119	0.00	0	90-119	45,559,228.13	152
	2.957255%	2.3%		0.030134%	0.1%		0.000000%	0.0%		0.000000%	0.0%		2.987390%	2.3%
120-149	809,434.48	2	120-149	0.00	0	120-149	0.00	0	120-149	0.00	0	120-149	809,434.48	2
	0.053076%	0.0%		0.000000%	0.0%		0.000000%	0.0%		0.000000%	0.0%		0.053076%	0.0%
150-179	0.00	0	150-179	0.00	0	150-179	0.00	0	150-179	0.00	0	150-179	0.00	0
	0.000000%	0.0%		0.000000%	0.0%		0.000000%	0.0%		0.000000%	0.0%		0.000000%	0.0%
180+	0.00	0	180+	0.00	0	180+	0.00	0	180+	0.00	0	180+	0.00	0
	0.000000%	0.0%		0.000000%	0.0%		0.000000%	0.0%		0.000000%	0.0%		0.000000%	0.0%
Total	150,357,153.34	582	Total	1,439,990.23	12	Total	0.00	0	Total	0.00	0	Total	151,797,143.57	594
	9.859153%	8.9%		0.094422%	0.2%		0.000000%	0.0%		0.000000%	0.0%		9.953575%	9.1%

PrincipalandInterestAdvances							10,305,489.39

Reports Available at www.sf.citidirect.com	Page 12 of 22	© Copyright 2007 Citigroup

Distribution Date: Determination Date:	08/27/2007 08/15/2007	WaMu Asset-Backed Certificates Series 2007-HE2 Trust

Historical Delinquency Information

Distribution	1 Month		2 Month		3 + Month		Bankruptcy		Foreclosure		REO		Total ( 2+, BK, FC & REO )
Date	Balance	Cnt	Balance	Cnt	Balance	Cnt	Balance	Cnt	Balance	Cnt	Balance	Cnt	Balance	Cnt
08/27/2007	62,884,040.73	270	41,564,016.49	163	45,909,096.12	149	1,439,990.23	12	0.00	0	0.00	0	88,913,102.84	324
	4.123%	4.1%	2.725%	2.5%	3.010%	2.3%	0.094%	0.2%	0.000%	0.0%	0.000%	0.0%	5.830%	5.0%
07/25/2007	50,893,797.61	207	47,286,850.46	166	2,006,713.72	3	545,820.83	4	98,886.52	1	0.00	0	49,938,271.53	174
	3.289%	3.1%	3.056%	2.5%	0.130%	0.0%	0.035%	0.1%	0.006%	0.0%	0.000%	0.0%	3.227%	2.6%
06/25/2007	57,243,055.90	206	1,967,988.55	3	98,901.14	1	0.00	0	0.00	0	0.00	0	2,066,889.69	4
	3.656%	3.1%	0.126%	0.0%	0.006%	0.0%	0.000%	0.0%	0.000%	0.0%	0.000%	0.0%	0.132%	0.1%
05/25/2007	3,650,571.65	10	98,915.63	1	0.00	0	147,315.45	1	0.00	0	0.00	0	246,231.08	2
	0.231%	0.1%	0.006%	0.0%	0.000%	0.0%	0.009%	0.0%	0.000%	0.0%	0.000%	0.0%	0.016%	0.0%

Reports Available at www.sf.citidirect.com	Page 13 of 22	© Copyright 2007 Citigroup

Distribution Date: Determination Date:	08/27/2007 08/15/2007	WaMu Asset-Backed Certificates Series 2007-HE2 Trust

Standard Prepayment and Default Information

Payment Date	Wtd. Avg. Age (Months)	Current Collateral Balance	Scheduled Principal	Unscheduled Principal	Liquidation Principal	SMM	CPR	PSA	MDR	CDR	SDA
27-Aug-2007	6.37	1,525,051,491.11	682,360.36	21,654,350.56	0.00	1.400%	15.565%	1,222%	0.000%	0.000%	0%
25-Jul-2007	5.37	1,547,388,202.03	683,116.76	17,598,391.00	0.00	1.125%	12.690%	1,183%	0.000%	0.000%	0%
25-Jun-2007	4.36	1,565,669,709.79	685,764.08	16,082,691.70	0.00	1.017%	11.541%	1,322%	0.000%	0.000%	0%
25-May-2007	3.37	1,582,438,165.57	684,500.32	10,542,492.15	0.00	0.662%	7.659%	1,138%	0.000%	0.000%	0%
SMM	(Single Month Mortality) = Unscheduled Principal / (Beginning Balance - Scheduled Principal)	MDR	(Monthly Default Rate) = Beginning Balance of Liquidated Asset / Total Beginning Balance
CPR	(Constant Prepayment Rate) = 1 - ((1-SMM)^12)	CDR	(Conditional Default Rate) = 1 - ((1-MDR)^12)
PSA	(Public Securities Association) = CPR * (min(.2% * Age, 6%))	SDA	(Standard Default Assumption) = CDR * (min(.2% * Age, 6%))

Reports Available at www.sf.citidirect.com	Page 14 of 22	© Copyright 2007 Citigroup

Distribution Date: Determination Date:	08/27/2007 08/15/2007	WaMu Asset-Backed Certificates Series 2007-HE2 Trust

Credit Enhancement

Overcollateralization and Trigger Information
Overcollateralization Target Amount		59,762,443.43	3.9187%
Beginning Overcollateralization Amount		59,762,443.43
Overcollateralization Decrease Due to Realized Losses		0.00
Overcollateralization Deficiency Amount	0.00
Excess Spread Available for Overcollateralization Increase	1,937,649.83
Overcollateralization Increase Amount		0.00
Excess Overcollateralization Amount	0.00
Principal Available for Overcollateralization Reduction	22,336,710.92
Overcollateralization Reduction Amount		0.00
Current Overcollateralization		59,762,443.43	3.9187%

Current Credit Enhancement Percentage			19.8026%
Are Stepdown Principal Distributions Allowed This Month?			No
(Has the Stepdown Date Occured and Are There No Trigger Events in Effect?)
Has the Stepdown Date Occured?		No
(Has the 3rd Anniversary Distribution Date Occurred and Does the Senior Enhancement Percentage Equal or Exceed the Target Percentage?)
3rd Anniversary Distribution Date	25-May-2010
Credit Enhancement Percentage per Stepdown Date definition	19.8026%
Credit Enhancement Target Percentage	37.9000%
Is a Trigger Event in Effect?		No
(Is a Delinquency Trigger Event in Effect or Is a Cumulative Realized Loss Trigger in Effect?)
Is a Delinquency Trigger Event in Effect?		No
(Does the Delinquency Percentage Exceed the Target Percentage?)
Delinquency Percentage	5.7659%
Target Percentage (42.00% of the Credit Enhancement Percentage)	8.3171%
Is a Cumulative Realized Loss Trigger Event in Effect?		No
(Does the Cumulative Loss Percentage Exceed the Target Percentage?)
Cumulative Loss Percentage	0.0000%
Target Percentage	0.0000%

Reports Available at www.sf.citidirect.com	Page 15 of 22	© Copyright 2007 Citigroup

Distribution Date: Determination Date:	08/27/2007 08/15/2007	WaMu Asset-Backed Certificates Series 2007-HE2 Trust

Waterfall Detail

DISTRIBUTIONS	Amount Distributed	Remaining Available Funds

Group I Interest Remittance Funds		3,637,391.41
Swap Counterparty, the Group I Net Swap Payment and any unpaid Group I Swap Termination Payment	0.00	3,637,391.41
Swap Counterparty, the Group II Net Swap Payment and any unpaid Group II Swap Termination Payment	0.00	3,637,391.41
Final Maturity Reserve Trust, the Group I Final Maturity Reserve Amount	0.00	3,637,391.41
Final Maturity Reserve Trust, the Group II Final Maturity Reserve Amount	0.00	3,637,391.41
Class I-A Certificates, the Senior Interest Distribution Amount	(2,441,434.46)	1,195,956.95
Class II-A Certificates, Any Remaining Unpaid Senior Interest Distribution Amount	0.00	1,195,956.95

Group II Interest Remittance Funds		6,031,844.03
Swap Counterparty, the Group II Net Swap Payment and any unpaid Group II Swap Termination Payment	0.00	6,031,844.03
Swap Counterparty, the Group I Net Swap Payment and any unpaid Group I Swap Termination Payment	0.00	6,031,844.03
Final Maturity Reserve Trust, the Group II Final Maturity Reserve Amount	0.00	6,031,844.03
Final Maturity Reserve Trust, the Group I Final Maturity Reserve Amount	0.00	6,031,844.03
Class II-A Certificates, the Senior Interest Distribution Amount	(3,884,930.66)	2,146,913.37
Class I-A Certificates, Any Remaining Unpaid Senior Interest Distribution Amount	0.00	2,146,913.37

Remaining Group I & II Interest Remittance Funds		3,342,870.32
Class M-1 Interest Distribution Amount	(270,666.58)	3,072,203.74
Class M-2 Interest Distribution Amount	(240,108.93)	2,832,094.81
Class M-3 Interest Distribution Amount	(150,744.40)	2,681,350.41
Class M-4 Interest Distribution Amount	(146,159.15)	2,535,191.26
Class M-5 Interest Distribution Amount	(144,404.80)	2,390,786.46
Class M-6 Interest Distribution Amount	(134,443.70)	2,256,342.76
Class M-7 Interest Distribution Amount	(129,469.39)	2,126,873.37
Class M-8 Interest Distribution Amount	(79,670.11)	2,047,203.26
Class M-9 Interest Distribution Amount	(109,553.43)	1,937,649.83

Group I Principal Remittance Amount Less Any OC Reduction Amount)		8,653,587.14
Class I-A Certificates	(8,653,587.14)	0.00
Class II-A1 Certificates	0.00	0.00
Class II-A2 Certificates	0.00	0.00
Class II-A3 Certificates	0.00	0.00
Class II-A4 Certificates	0.00	0.00

Reports Available at www.sf.citidirect.com	Page 16 of 22	© Copyright 2007 Citigroup

Distribution Date: Determination Date:	08/27/2007 08/15/2007	WaMu Asset-Backed Certificates Series 2007-HE2 Trust

Group II Principal Remittance Amount Less Any OC Reduction Amount)		13,683,123.78
Class II-A1 Certificates	(13,683,123.78)	0.00
Class II-A2 Certificates	0.00	0.00
Class II-A3 Certificates	0.00	0.00
Class II-A4 Certificates	0.00	0.00
Class I-A Certificates	0.00	0.00

Group I & II Remaining Principal Remittance Amount Less Any OC Reduction Amount)		0.00
Class M-1 Certificates	0.00	0.00
Class M-2 Certificates	0.00	0.00
Class M-3 Certificates	0.00	0.00
Class M-4Certificates	0.00	0.00
Class M-5 Certificates	0.00	0.00
Class M-6 Certificates	0.00	0.00
Class M-7 Certificates	0.00	0.00
Class M-8 Certificates	0.00	0.00
Class M-9 Certificates	0.00	0.00

Net Monthly Excess Cashflow		1,937,649.83
Class I-A Certificates, as Extra PDA	0.00	1,937,649.83
Class II-A1 Certificates, as Extra PDA	0.00	1,937,649.83
Class II-A2 Certificates, as Extra PDA	0.00	1,937,649.83
Class II-A3 Certificates, as Extra PDA	0.00	1,937,649.83
Class II-A4 Certificates, as Extra PDA	0.00	1,937,649.83
Class M-1 Certificates, as Extra PDA	0.00	1,937,649.83
Class M-2 Certificates, as Extra PDA	0.00	1,937,649.83
Class M-3 Certificates, as Extra PDA	0.00	1,937,649.83
Class M-4 Certificates, as Extra PDA	0.00	1,937,649.83
Class M-5 Certificates, as Extra PDA	0.00	1,937,649.83
Class M-6 Certificates, as Extra PDA	0.00	1,937,649.83
Class M-7 Certificates, as Extra PDA	0.00	1,937,649.83
Class M-8 Certificates, as Extra PDA	0.00	1,937,649.83
Class M-9 Certificates, as Extra PDA	0.00	1,937,649.83

To the Senior Certificates, any Interest Carryforward Amounts	0.00	1,937,649.83
To the Mezzanine Certificates, any Interest Carryforward Amounts	0.00	1,937,649.83
To the Mezzanine Certificates, the related Allocated Realized Loss Amount	0.00	1,937,649.83
To the Net Wac Rate Carryover Reserve Account, any Net Wac Rate Carryover Amounts	(54,331.40)	1,883,318.43

Reports Available at www.sf.citidirect.com	Page 17 of 22	© Copyright 2007 Citigroup

Distribution Date: Determination Date:	08/27/2007 08/15/2007	WaMu Asset-Backed Certificates Series 2007-HE2 Trust

To the Swap Counterparty, any unpaid Swap Termination Payment	0.00	1,883,318.43
To the Final Maturity Reserve Trust, the Supplemental Final Maturity Reserve Amount	0.00	1,883,318.43
To the Class C Certificates, the Interest Distribution Amount	(1,883,318.43)	0.00
To the Class C Certificates, the Overcollateralization Reduction Amount	0.00	0.00
To the Class R Certificates, any remaining amounts	0.00	0.00

Prepayment Penalties		243,737.06
Class P Prepayment Penalties	(243,737.06)	0.00
Distribution of Class P outstanding Certificate Principal Balance	0.00	0.00

Reports Available at www.sf.citidirect.com	Page 18 of 22	© Copyright 2007 Citigroup

Distribution Date: Determination Date:	08/27/2007 08/15/2007	WaMu Asset-Backed Certificates Series 2007-HE2 Trust

Other Information

Swap Account Information
Beginning Swap Account Balance	1,000.00
Deposits	574,019.42
Withdrawals	574,019.42
Ending Swap Account Balance	1,000.00

Interest Coverage Account Information
Beginning Interest Coverage Account Balance	0.00
Ending Interest Coverage Account Balance	0.00

Reserve Fund Information
Beginning Reserve Fund Balance	1,000.00
Deposits	54,331.40
Withdrawals	54,331.40
Ending Reserve Fund Balance	1,000.00

Expenses
Extraordinary Trust Fund Expenses	0.00

Rate Reset Information
Current LIBOR	5.320000%
Next LIBOR	5.505000%

Final Maturity Reserve Amount
Group I Final Maturity Reserve Amount	0.00
Group II Final Maturity Reserve Amount	0.00
Supplemental Final Maturity Reserve Amount	0.00
Aggregate Final Maturity Reserve Amount	0.00

Credit Enhancement
Credit Enhancement Percentage per PSA	19.516721%

Delinquency Balance
Numerator for Delinquency Percentage	87,932,679.10

Reports Available at www.sf.citidirect.com	Page 19 of 22	© Copyright 2007 Citigroup

Distribution Date: Determination Date:	08/27/2007 08/15/2007	WaMu Asset-Backed Certificates Series 2007-HE2 Trust

Liquidation Information
Group I Current Liquidated Loan Count	0.00
Group I Cumulative Liquidated Loan Count	0.00
Group I Current Net Liquidated Proceeds	0.00
Group I Cumulative Net Liquidated Loan Proceeds	0.00

Group II Current Liquidated Loan Count	0.00
Group II Cumulative Liquidated Loan Count	0.00
Group II Current Net Liquidated Proceeds	0.00
Group II Cumulative Net Liquidated Loan Proceeds	0.00

Group I Prepayment and Default Speeds
3 Mo. CPR	11.333857%
3 Mo. MDR	0.000000%
3 Mo. CDR	0.000000%

12 Mo. CPR	0.000000%
12 Mo. MDR	0.000000%
12 Mo. CDR	0.000000%

Lifetime CPR	9.972940%
Lifetime MDR	0.000000%
Lifetime CDR	0.000000%

Group II Prepayment and Default Speeds
3 Mo. CPR	11.997691%
3 Mo. MDR	0.000000%
3 Mo. CDR	0.000000%

12 Mo. CPR	0.000000%
12 Mo. MDR	0.000000%
12 Mo. CDR	0.000000%

Lifetime CPR	11.210344%
Lifetime MDR	0.000000%
Lifetime CDR	0.000000%

Reports Available at www.sf.citidirect.com	Page 20 of 22	© Copyright 2007 Citigroup

Distribution Date: Determination Date:	08/27/2007 08/15/2007	WaMu Asset-Backed Certificates Series 2007-HE2 Trust

Total Prepayment and Default Speeds
3 Mo. CPR	11.745247%
3 Mo. MDR	0.000000%
3 Mo. CDR	0.000000%

12 Mo. CPR	0.000000%
12 Mo. MDR	0.000000%
12 Mo. CDR	0.000000%

Lifetime CPR	10.740939%
Lifetime MDR	0.000000%
Lifetime CDR	0.000000%

Swap Payment
Group I Swap Payment	1,867,059.94
Group II Swap Payment	3,012,105.13
Swap Payment	4,879,165.07
Countparty Payment	5,453,184.49

Group I Net Swap Payment	0.00
Group II Net Swap Payment	0.00
Net Swap Payment	0.00
Net Counterparty Payment	574,019.42

Group I Swap Termination Payment	0.00
Group II Swap Termination Payment	0.00
Swap Termination Payment	0.00

Net Wac Rate Carryover Amount for Each Class of Certificates
I-A Net Wac Rate Carryover Amount	0.00
II-A1 Net Wac Rate Carryover Amount	0.00
II-A2 Net Wac Rate Carryover Amount	0.00
II-A3 Net Wac Rate Carryover Amount	0.00
II-A4 Net Wac Rate Carryover Amount	0.00
M-1Net Wac Rate Carryover Amount	0.00
M-2 Net Wac Rate Carryover Amount	0.00
M-3 Net Wac Rate Carryover Amount	0.00

Reports Available at www.sf.citidirect.com	Page 21 of 22	© Copyright 2007 Citigroup

Distribution Date: Determination Date:	08/27/2007 08/15/2007	WaMu Asset-Backed Certificates Series 2007-HE2 Trust

M-4 Net Wac Rate Carryover Amount	0.00
M-5 Net Wac Rate Carryover Amount	4,295.18
M-6 Net Wac Rate Carryover Amount	14,845.53
M-7 Net Wac Rate Carryover Amount	14,296.26
M-8 Net Wac Rate Carryover Amount	8,797.33
M-9 Net Wac Rate Carryover Amount	12,097.10

Net WAC Rate Carryover Remaining Unpaid on Each Class of Certificates
I-A Unpaid Net WAC Rate Carryover Amount	0.00
II-A1 Unpaid Net WAC Rate Carryover Amount	0.00
II-A2 Unpaid Net WAC Rate Carryover Amount	0.00
II-A3 Unpaid Net WAC Rate Carryover Amount	0.00
II-A4 Unpaid Net WAC Rate Carryover Amount	0.00
M-1 Unpaid Net WAC Rate Carryover Amount	0.00
M-2 Unpaid Net WAC Rate Carryover Amount	0.00
M-3 Unpaid Net WAC Rate Carryover Amount	0.00
M-4 Unpaid Net WAC Rate Carryover Amount	0.00
M-5 Unpaid Net WAC Rate Carryover Amount	0.00
M-6 Unpaid Net WAC Rate Carryover Amount	0.00
M-7 Unpaid Net WAC Rate Carryover Amount	0.00
M-8 Unpaid Net WAC Rate Carryover Amount	0.00
M-9 Unpaid Net WAC Rate Carryover Amount	0.00

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